Leases (Details)			6 Months Ended
	Oct. 30, 2019	Sep. 30, 2018 Dwt	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)
Leases [Line Items]
Operating lease liabilities			$ 1,708,380	$ 1,682,250
Fixed lease term			1 year
Short term lease expense				$ 13,795
Dead wegiht, units	48,500	48,500
Discount rate			7.40%
Lease liability			$ 5,890,260		$ 6,739,912
Estimated purchase option			$ 1,490,000
Topsheen Shipping Group Limited [Member]
Leases [Line Items]
Discount rate			7.80%
Lease liability			$ 6,424,623		$ 7,275,788
Estimated purchase option			$ 1,490,000